EQUITY - Schedule of ordinary shares and preferred shares (Details)							1 Months Ended			12 Months Ended
	Aug. 07, 2022 shares	Sep. 04, 2017 USD ($) shares	Aug. 21, 2017 USD ($) Agreement shares	Mar. 28, 2017 USD ($) shares	Feb. 07, 2017 USD ($) Agreement shares	Jan. 26, 2017 USD ($) Agreement shares	Oct. 27, 2022 shares	Jun. 24, 2022 shares	Nov. 30, 2015 USD ($) Shareholders $ / shares shares	Dec. 31, 2022 $ / shares
EQUITY
Warrants exercise price | $ / shares										$ 9.36
Warrant exercised (in shares)							6,520
Share split exchange ratio										1.046
Preferred A Shares
EQUITY
Number of shareholders to whom warrants were issued | Shareholders									2
Total exercise price of warrants | $									$ 1,500,000
Number of Preferred shares called by warrants									455
Warrants exercise price | $ / shares									$ 3.295
Conversion ratio									1
Threshold minimum offer valuation price of the Company as a percentage of Preferred Shares Subscription Price									200.00%
Liquidation preference, additional percentage									800.00%
Preferred B Shares
EQUITY
Conversion ratio				1
Number of Securities Purchase Agreements entered into | Agreement					2	2
Shares issued				228	1,137	1,137
Total consideration | $				$ 751	$ 4.997	$ 4.997
Pre-money equity valuation considered for conversion of preferred shares | $				$ 300,000,000
Percentage of post-money valuation considered for conversion of preferred shares				200.00%
Liquidation preference, percentage of Preferred B Subscription Price				200.00%
Liquidation preference, percentage of overall internal rate of return				20.00%
Cap on liquidation preference, Number of times the Preferred B Subscription Price				3
Warrant exercised (in shares)	57,659,000
Preferred C Shares
EQUITY
Conversion ratio		1
Threshold minimum offer valuation price of the Company as a percentage of Preferred Shares Subscription Price		200.00%
Number of Securities Purchase Agreements entered into | Agreement			3
Shares issued		33	823
Total consideration | $		$ 200,000	$ 5.002
Liquidation preference, percentage of Preferred B Subscription Price		200.00%
Liquidation preference, percentage of overall internal rate of return		20.00%
Cap on liquidation preference, Number of times the Preferred B Subscription Price		3
Warrant exercised (in shares)								860,802